SIGNIFICANT ACCOUNTING POLICIES - Warrants (Details)	6 Months Ended
Jun. 30, 2023 D $ / shares shares
SIGNIFICANT ACCOUNTING POLICIES
Number of shares per warrant | shares	1
Warrant price	$ 11.50
Threshold number of days for exercising warrants | D	30
Exercise period of warrants	5 years
Redemption price	$ 0.01
Stock price trigger for redemption of warrants	$ 18.00
Threshold trading days for redemption of warrants | D	20